As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

GuideMarkSM Global Real Return Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.21%

	Exchange Traded Funds - 99.21%
19,635	Energy Select Sector SPDR Fund (a)	$1,538,599
13,117	Market Vectors Gold Miners ETF	320,186
11	PowerShares DB Agriculture Fund (a)(b)	274
423,488	PowerShares DB Commodity Index Tracking Fund (a)(b)	10,642,253
8,840	PowerShares DB Gold Fund (b)	368,451
91,096	PowerShares Global Agriculture Portfolio (a)	2,664,558
194,517	SPDR Barclays Capital TIPS ETF (b)	10,809,310
124,328	SPDR DB International Government Inflation-Protected Bond ETF (b)	7,157,563
218,551	SPDR Dow Jones International Real Estate ETF (a)	8,720,185
95,256	SPDR Dow Jones REIT ETF (a)	7,234,693
64,906	SPDR Metals and Mining ETF (a)	2,150,336
486,088	SPDR S&P Global Natural Resources ETF (a)	21,869,099
65,123	SPDR S&P International Energy Sector ETF (a)	1,507,597
		74,983,104
	Total Investment Companies (Cost $80,900,500)	74,983,104

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 36.97%

	Money Market Funds - 36.97%
27,936,960	First American Government Obligations Fund	27,936,960

	Total Investments Purchased as Securities Lending Collateral (Cost $27,936,960)	27,936,960

	Total Investments (Cost $108,837,460) - 136.18%	102,920,064
	Liabilities in Excess of Other Assets - (36.18)%	(27,342,192)
	TOTAL NET ASSETS - 100.00%	$75,577,872

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$108,837,460
Gross unrealized appreciation	2,207,063
Gross unrealized depreciation	(8,124,459)
Net unrealized depreciation	($5,917,396)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

GuideSMMark Opportunistic Fixed Income Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 0.45%
	British Airways Plc
$208,000	2013-1, 5.625%, 06/20/2020 (Acquired 06/25/2013, Cost $208,000) (a)	$211,769
208,000	2013-1, 4.625%, 06/20/2024 (Acquired 06/25/2013, Cost $208,000) (a)	208,000
559,276	Diamond Resorts Owner Trust 2011-1A, 4.000%, 03/20/2023 (Acquired 04/21/2011, Cost $555,413) (a)	572,039
183,361	Sierra Receivables Funding Co. LLC 2012-1A, 2.840%, 11/20/2028 (Acquired 03/14/2012, Cost $183,322) (a)	188,113
	Total Asset Backed Securities (Cost $1,154,735)	1,179,921

	BANK LOANS - 4.15%
85,000	Acosta 5.000%, 03/02/2018	85,558
	Alcatel-Lucent USA, Inc.
264,025	7.250%, 01/30/2019	266,941
384,038	7.500%, 01/30/2019	504,722
75,000	Allflex USA, Inc. 3.525%, 06/03/2020	75,156
155,000	American Builders & Contractors Supply Co. 3.500%, 04/08/2020	154,170
74,625	AmeriForge Group, Inc. 5.000%, 01/19/2019	74,532
	AmWINS Group, Inc.
42,077	5.000%, 09/06/2019	42,245
87,273	5.000%, 02/20/2020	87,622
	AOT Bedding Super Holdings, LLC
4,771	5.000%, 10/01/2019	4,789
4,771	5.000%, 10/01/2019	4,789
4,458	5.000%, 10/01/2019	4,475
49,409	5.000%, 10/01/2019	49,594
35,782	5.000%, 10/01/2019	35,917
313	6.000%, 10/01/2019	314
25,183	5.003%, 10/01/2019	25,277
140,000	Apex Tool Group, LLC 4.500%, 01/31/2020	140,292
95,519	Arch Coal, Inc. 5.750%, 05/16/2018	95,191
225,000	Arysta LifeScience Corp. 4.500%, 05/22/2020	224,201
237,600	Ascend Performance Materials LLC 6.750%, 04/10/2018	237,748
69,650	Asurion Corporation 4.500%, 05/24/2019	69,171
168,064	Blackboard, Inc. 6.250%, 10/04/2018	169,674
	Brand Energy and Infrastructure Services, Inc.
1,058	6.250%, 10/16/2018	1,071
139,365	6.250%, 10/16/2018	141,049
33,448	6.250%, 10/23/2018	33,852
254	6.250%, 10/23/2018	257
	Charter Communications, Inc.
165,000	2.527%, 04/08/2020	163,827
110,000	3.000%, 01/31/2021	109,549
300,000	Chrysler Group LLC 3.523%, 05/24/2017	301,633
50,000	Coinmach Corp. 4.250%, 11/14/2019	49,917
85,000	Cooper Gay Swett & Crawford Ltd. 8.250%, 10/05/2020	85,850
44,663	CPG International, Inc. 5.750%, 09/18/2019	44,746
74,813	Dematic Corp. 5.250%, 12/28/2019	75,081
	Dole Food Company
84	3.752%, 04/24/2020	84
10,500	3.752%, 04/24/2020	10,476
10,500	3.752%, 04/24/2020	10,476
10,500	3.752%, 04/24/2020	10,476
7,000	3.752%, 04/24/2020	6,984
10,500	3.752%, 04/24/2020	10,476
10,370	3.752%, 04/24/2020	10,346
10,370	3.752%, 04/24/2020	10,347
79,200	DS Waters of America, Inc. 10.500%, 08/29/2017	80,289
95,000	Dynegy, Inc. 4.000%, 04/23/2020	94,644
248,610	Essar Steel Algoma, Inc. 8.750%, 09/20/2014	252,754
220,000	FairPoint Communications, Inc. 7.500%, 02/14/2019	215,718
69,825	FleetPride Corp. 5.250%, 11/19/2019	67,861
90,000	Fogo de Chão Churrascaria LLC 11.000%, 01/20/2020	91,800
205,000	Fortescue Metals Group Ltd. 5.250%, 10/18/2017	204,160
154,613	Getty Images, Inc. 4.750%, 10/18/2019	153,395
99,842	HarbourVest Partners 4.750%, 11/21/2017	100,591
35,000	Integra Telecom 5.250%, 02/22/2019	35,131
360,000	J.C. Penney Co., Inc. 6.000%, 05/21/2018	361,025
155,000	Kasima, LLC 3.250%, 05/17/2021	153,256

90,000	Matrix Acquisition Corp. 4.000%, 06/03/2020	89,831
235,000	Murray Energy Co. 4.750%, 05/24/2019	235,294
327,857	NGPL PipeCo, LLC 6.750%, 09/15/2017	327,652
80,000	Nuveen Investments, Inc. 4.195%, 05/13/2017	79,760
139,650	NXP Semiconductors USA, Inc. 4.750%, 01/11/2020	141,803
220,000	Pacific Drilling Co. 4.500%, 06/04/2018	219,533
225,000	Pact Group Pty. Ltd. 3.750%, 05/29/2020	224,156
	Paradigm
84,867	10.500%, 07/24/2020	85,857
5,133	10.500%, 07/24/2020	5,193
	Patriot Coal Corporation (DIP)
180,000	9.250%, 10/04/2013	178,931
90,000	9.250%, 10/04/2013	89,466
184,538	Phoenix Services, LLC 7.750%, 06/30/2017	185,460
119,102	Pinnacle Agriculture Holdings LLC 4.750%, 11/06/2018	119,350
	Power Team Services
5,000	0.500%, 05/02/2020	4,950
40,000	4.250%, 05/02/2020	39,725
225,000	Preferred Sands 9.000%, 12/15/2016	207,000
105,000	Rocket Software, Inc. 10.250%, 02/08/2019	105,044
130,000	Securus Technologies, Inc. 4.750%, 04/17/2020	129,106
45,000	Seminole Hard Rock Hotel & Casino 3.500%, 05/08/2020	45,113
105,000	Sensus Metering Systems 8.500%, 05/09/2018	105,328
89,775	Sequa Corp. 5.250%, 12/19/2017	90,364
78,605	Six3 Systems, Inc. 7.000%, 10/04/2019	79,096
180,000	Sprouts Farmers Markets, LLC 4.500%, 04/23/2020	180,225
50,000	Stallion Oilfield Services, Inc. 8.000%, 06/17/2018	50,063
275,878	SUPERVALU, Inc. 5.000%, 03/21/2019	274,614
154,613	Taminco Group Holdings 4.250%, 02/15/2019	155,289
219,450	Tempur Sealy International, Inc. 3.500%, 12/12/2019	218,133
	The TriZetto Group, Inc.
138,213	4.750%, 05/02/2018	138,800
35,000	8.500%, 03/28/2019	35,088
225,000	TI Automotive Limited 5.500%, 03/27/2019	227,036
50,000	Transdigm Group, Inc. 3.750%, 02/25/2020	49,542
29,775	Transtar, Inc. 5.500%, 10/09/2018	30,073
75,587	Tronox Ltd. 4.500%, 03/19/2020	76,073
64,675	Tube City IMS LLC 4.750%, 03/20/2019	64,837
220,000	U.S. Airways Group, Inc. 4.250%, 05/23/2019	217,525
220,000	U.S. Foods, Inc. 4.500%, 03/31/2019	218,460
49,626	United Surgical Partners International, Inc. 4.750%, 04/03/2019	49,765
145,000	Valeant Pharmaceuticals International, Inc. 4.024%, 06/27/2020	144,935
220,000	Virgin Media 3.500%, 02/29/2020	218,281
	Visant Holding Corp.
5,824	5.250%, 12/22/2016	5,578
168,965	5.250%, 12/22/2016	161,814
35,000	Warner Music Group 3.750%, 07/01/2020	34,913
49,750	WESCO International, Inc. 4.500%, 12/12/2019	49,945
219,700	Wilsonart International, Inc. 4.000%, 10/31/2019	218,121
	Total Bank Loans (Cost $10,819,736)	10,846,621

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.54%
190,000	Air Canada Class A 2013-1, 4.125%, 11/15/2026 (Acquired 04/24/2013, Cost $190,000) (a)	189,525
	Alternative Loan Trust
101,432	2006-4CB, 5.500%, 04/25/2036	91,618
258,324	2006-J4, 6.250%, 07/25/2036	173,716

242,429	2007-4CB, 5.750%, 04/25/2037	212,873
	Banc of America Funding Corp.
208,517	2004-B, 2.976%, 11/20/2034 (b)	191,077
2,251,237	2006-3, 5.750%, 03/25/2036	2,126,366
122,871	2008-R4, 0.643%, 07/25/2037 (Acquired 10/17/2012, Cost $79,420) (a)(b)	75,703
1,122,398	2007-8, 6.000%, 08/25/2037	996,593
	Bank of America Mortgage Securities, Inc.
149,152	2005-A, 2.945%, 02/25/2035 (b)	145,667
1,757,239	2007-1, 6.000%, 01/25/2037	1,753,859
250,156	Bear Stearns Adjustable Rate Mortgage Trust 2004-1, 2.956%, 04/25/2034 (b)	243,470
240,000	Bear Stearns Commercial Mortgage Securities Trust 2003-PWR2, 6.060%, 05/11/2039 (Acquired 03/06/2012, Cost $246,106) (a)(b)	243,237
121,772	Bella Vista Mortgage Trust 2005-1, 0.463%, 02/22/2035 (b)	102,258
835,000	CFCRE Commercial Mortgage Trust 2011-C1, 5.732%, 04/15/2044 (Acquired 04/19/2011, and 05/17/2011, Cost $828,340) (a)(b)	850,375
1,533,066	Chase Mortgage Finance Trust 2007-S3, 6.000%, 05/25/2037	1,318,125
	CHL Mortgage Pass-Through Trust
77,080	2004-HYB4, 2.629%, 09/20/2034 (b)	72,411
322,937	2004-HYB8, 3.532%, 01/20/2035 (b)	296,855
101,391	2005-11, 0.463%, 04/25/2035 (b)	78,329
193,606	2005-13, 5.500%, 06/25/2035	191,845
224,303	2006-10, 6.000%, 05/25/2036	205,149
225,000	Citigroup Commercial Mortgage Trust 2013-375P, 3.634%, 05/11/2035 (Acquired 05/16/2013, Cost $209,875) (a)	196,971
765,832	Citigroup Mortgage Loan Trust 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $790,885) (a)	773,510
	CitiMortgage Alternative Loan Trust
182,766	2006-A3, 6.000%, 07/25/2036	155,012
346,513	2007-A6, 6.000%, 06/25/2037	290,550
	Credit Suisse First Boston Mortgage Securities Corp.
69,123	2005-1, 5.250%, 05/25/2028	71,260
182,163	2005-10, 5.500%, 11/25/2035	158,679
216,860	Credit Suisse Mortgage Capital Certificates 2006-8, 6.500%, 10/25/2021	184,374
	Credit Suisse Mortgage Capital Mortgage-Backed Securities
906,063	2006-9, 6.000%, 11/25/2036	809,335
954,969	2007-1, 6.000%, 02/25/2037	847,912
100,000	Del Coronado Trust 2013-HDMZ, 5.193%, 03/15/2018 (Acquired 04/01/2013, Cost $100,213) (a)(b)	100,520
1,157,280	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 2006-AR1, 5.380%, 02/25/2036 (b)	908,920
381,000	Extended Stay America Trust 2013-ESH, 4.171%, 12/05/2031 (Acquired 01/31/2013, Cost $398,662) (a)(b)	381,197
723,262	First Horizon Alternative Mortgage Securities 2007-FA4, 6.250%, 08/25/2037	619,273
933,338	First Horizon Mortgage Pass-Through Trust 2007-4, 6.000%, 08/25/2037	874,273
	GMAC Mortgage Loan Trust
25,128	2003-J7, 5.000%, 11/25/2033	25,639
296,513	2005-AR4, 3.494%, 07/19/2035 (b)	267,599
	GSR Mortgage Loan Trust
181,320	2004-14, 2.713%, 12/25/2034 (b)	178,238
60,542	2004-14, 3.133%, 12/25/2034 (b)	51,712
204,946	2005-AR4, 2.716%, 07/25/2035 (b)	184,312
252,719	2006-8F, 6.000%, 09/25/2036	216,006
1,513,317	2006-9F, 6.500%, 10/25/2036	1,340,749
783,917	2007-4F, 6.000%, 07/25/2037	725,854
660,770	Impac Secured Assets Trust
	2007-2, 0.303%, 05/25/2037 (b)	418,138
1,037,998	IndyMac IMJA Mortgage Loan Trust 2007-A3, 6.250%, 11/25/2037	936,189
	IndyMac Index Mortgage Loan Trust
983,670	2005-AR1, 2.630%, 03/25/2035 (b)	967,147
57,716	2005-AR16IP, 0.513%, 07/25/2045 (b)	50,370
	JP Morgan Chase Commercial Mortgage Securities Trust
98,970	2013-JWMZ, 6.193%, 04/15/2018 (Acquired 05/23/2013, Cost $100,157) (a)(b)	100,856
8,918,256	2012-C8, 2.365%, 10/17/2045 (b)(e)	1,097,369
114,694	JP Morgan Mortgage Trust 2005-A5, 3.051%, 08/25/2035 (b)	111,859
	Master Adjustable Rate Mortgages Trust
1,092,977	2006-2, 2.970%, 01/25/2036 (b)	1,035,810
496,643	2006-2, 2.917%, 04/25/2036 (b)	458,509
143,469	Merrill Lynch Mortgage Investors Trust 2006-2, 2.200%, 05/25/2036 (b)	139,832
400,000	Morgan Stanley Capital I Trust 2011-C2, 5.493%, 06/17/2044 (Acquired 06/22/2011, Cost $345,139) (a)(b)	376,243
	Morgan Stanley Mortgage Loan Trust
1,464,945	2005-10, 6.000%, 12/25/2035	1,211,379
357,018	2006-11, 6.000%, 08/25/2036	317,063
200,000	Motel 6 Trust 2012-MTL6, 3.781%, 10/07/2025 (Acquired 11/02/2012, Cost $199,999) (a)	193,915
123,048	New York Mortgage Trust 2006-1, 2.862%, 05/25/2036 (b)	105,624
	Residential Asset Securitization Trust
396,546	2005-A8CB, 5.375%, 07/25/2035	323,790
1,407,639	2007-A2, 6.000%, 04/25/2037	1,245,005
75,461	2007-A5, 6.000%, 05/25/2037	69,049
1,112,413	2007-A6, 6.000%, 06/25/2037	974,071

1,402,622	2007-A7, 6.000%, 07/25/2037	1,109,341
190,952	Residential Funding Mortgage Securities I 2006-S1, 5.750%, 01/25/2036	193,241
96,372	Structured Adjustable Rate Mortgage Loan Trust 2005-14, 0.503%, 07/25/2035 (b)	76,210
197,536	Structured Asset Securities Corp. Mortgage Pass-Through 5.75000, 5.750%, 11/25/2034	209,166
1,871,378	SunTrust Alternative Loan Trust 2005-1F, 5.750%, 12/25/2035	1,721,839
	WaMu Mortgage Pass-Through Certificate
212,784	2004-AR14, 2.436%, 01/25/2035 (b)	214,270
53,587	2006-AR17, 0.987%, 12/25/2046 (b)	47,318
282,933	2006-AR19, 2.220%, 01/25/2047 (b)	255,835
101,119	2007-OA3, 0.934%, 04/25/2047 (b)	87,781
568,992	Wells Fargo Alternative Loan Trust 2007-PA1, 6.000%, 03/25/2037	490,262
	Wells Fargo Mortgage Backed Securities Trust
58,337	2003-J, 4.532%, 10/25/2033 (b)	58,257
175,659	2004-A, 4.904%, 02/25/2034 (b)	176,602
188,229	2005-11, 5.500%, 11/25/2035	191,381
126,835	2005-17, 5.500%, 01/25/2036	127,976
1,431,778	2006-4, 5.500%, 04/25/2036	1,394,379
	Total Collateralized Mortgage Obligations (Cost $35,350,229)	35,407,022

Number of Shares
	COMMON STOCKS - 1.79%

	Banks - 0.03%
1,607	HSBC Holdings Plc - ADR	83,403

	Chemicals - 0.20%
1,980	Rockwood Holdings, Inc.	126,780
5,767	The Dow Chemical Co.	185,524
10,808	Tronox Ltd.	217,781
		530,085

	Diversified Financial Services - 0.08%
3,797	JPMorgan Chase & Co.	200,444

	Diversified Telecommunication Services - 0.32%
5,886	AT&T, Inc.	208,364
11,942	Deutsche Telekom AG - ADR	139,244
5,482	Orange SA - ADR	51,805
11,285	Telefonica SA - ADR (c)	144,561
5,918	Verizon Communications, Inc.	297,912
		841,886

	Food & Staples Retailing - 0.03%
1,125	Wal-Mart Stores, Inc.	83,801

	Industrial Conglomerates - 0.03%
762	Siemens AG - ADR	77,198

	Machinery - 0.05%
6,177	Komatsu Ltd. - ADR (c)	143,245

	Metals & Mining - 0.04%
1,884	Barrick Gold Corp.	29,654
1,743	Goldcorp, Inc.	43,104
1,443	Newmont Mining Corp.	43,218
		115,976

	Office Electronics - 0.01%
1,139	Canon, Inc. - ADR	37,439

	Oil & Gas - 0.34%
1,625	Chevron Corp.	192,303
2,477	Exxon Mobil Corp.	223,797
3,106	Royal Dutch Shell Plc - ADR	198,163
3,359	Statoil ASA - ADR	69,498
4,315	Total SA - ADR	210,140
		893,901

	Pharmaceuticals - 0.14%
2,193	Bristol Myers Squibb Co.	98,005
2,838	GlaxoSmithKline Plc - ADR	141,815
4,410	Pfizer, Inc.	123,524
		363,344

	Semiconductor & Semiconductor Equipment - 0.11%
1,800	KLA-Tencor Corp.	100,314
4,863	Texas Instruments, Inc.	169,573
		269,887

	Software - 0.06%
4,283	Microsoft Corp.	147,892

	Textiles, Apparel & Luxury Goods - 0.04%
1,478	NIKE, Inc.	94,119

	Tobacco - 0.14%
4,248	Altria Group, Inc.	148,638
790	British American Tobacco Plc - ADR	81,323
1,483	Philip Morris International, Inc.	128,457
		358,418

	Trading Companies & Distributors - 0.06%
2,226	Mitsubishi Corp. - ADR (c)	76,708
287	Mitsui & Co. Ltd. - ADR (c)	72,447
		149,155

	Wireless Telecommunication Services - 0.11%
9,708	Vodafone Group Plc - ADR	279,008
	Total Common Stocks (Cost $4,584,119)	4,669,201

Principal Amount
	CONVERTIBLE OBLIGATIONS - 1.52%

	Auto Components - 0.12%
$140,000	TRW Automotive, Inc. 3.500%, 12/01/2015	319,288

	Automobiles - 0.14%
205,000	Ford Motor Co. 4.250%, 11/15/2016	371,434

	Biotechnology - 0.16%
180,000	Gilead Sciences, Inc. 1.625%, 05/01/2016	407,701

	Communications Equipment - 0.07%
135,000	Ciena Corp. 3.750%, 10/15/2018 (Acquired 01/17/2012, Cost $139,448) (a)	169,594

	Computers & Peripherals - 0.13%
110,000	EMC Corp. 1.750%, 12/01/2013	162,595
130,000	SanDisk Corp. 1.500%, 08/15/2017	173,956
		336,551

	Energy Equipment & Services - 0.06%
135,000	Hornbeck Offshore Services, Inc. 1.500%, 09/01/2019 (Acquired 05/23/2013, 05/29/2013, 05/30/2013, 05/31/2013, 06/12/2013, 06/14/2013, and 06/28/2013, Cost $164,598) (a)	164,025

	Metals & Mining - 0.07%
184,000	United States Steel Corp. 2.750%, 04/01/2019	182,505

	Oil & Gas - 0.28%
105,000	Chesapeake Energy Corp. 2.750%, 11/15/2035	104,737
365,000	Cobalt International Energy, Inc. 2.625%, 12/01/2019	387,584
335,000	Peabody Energy Corp. 4.750%, 12/15/2041	234,291
		726,612

	Pharmaceuticals - 0.09%
100,000	Mylan, Inc. 3.750%, 09/15/2015	237,500

	Semiconductor & Semiconductor Equipment - 0.34%
285,000	Intel Corp. 3.250%, 08/01/2039	363,733
210,000	Micron Technology, Inc. 3.125%, 05/01/2032 (Acquired 09/28/2012, and 12/04/2012, Cost $197,272) (a)	336,131
130,000	Xilinx, Inc. 2.625%, 06/15/2017	186,387
		886,251

	Software - 0.06%
160,000	Nuance Communications, Inc. 2.750%, 11/01/2031	165,600
	Total Convertible Obligations (Cost $3,706,722)	3,967,061

Number of Shares
	CONVERTIBLE PREFERRED STOCKS - 0.68%

	Automobiles - 0.18%
9,570	General Motors Co.	460,891

	Metals & Mining - 0.07%
10,425	ArcelorMittal SA	195,678

	Oil & Gas - 0.17%
200	Chesapeake Energy Corp. (Acquired 10/19/2012, Cost 200,633) (a)	205,625
733	SandRidge Energy, Inc.	62,992
1,780	SandRidge Energy, Inc.	170,435
		439,052

	Real Estate Investment Trusts (REITs) - 0.26%
5,451	iStar Financial, Inc. (c)	294,354
7,500	Weyerhaeuser Co. (c)	382,575
		676,929
	Total Convertible Preferred Stocks (Cost $1,723,007)	1,772,550

Principal Amount
	CORPORATE OBLIGATIONS - 20.86%

	Aerospace & Defense - 0.30%
	Meccanica Holdings USA, Inc.
$575,000	7.375%, 07/15/2039 (Acquired 08/17/2011, 10/02/2012, and 04/11/2013, Cost $534,759) (a)	523,577
305,000	6.250%, 01/15/2040 (Acquired 11/29/2012, and 12/07/2012, Cost $267,821) (a)	253,376
		776,953

	Airlines - 0.52%
	Continental Airlines, Inc.
85,000	2012-2 A, 4.000%, 04/29/2026	84,787
70,000	2012-2 B, 5.500%, 04/29/2022	72,275
135,000	2012-3 C, 6.125%, 04/29/2018 (g)	136,350
306,483	1999-1, 6.545%, 08/02/2020	340,962
261,467	Delta Air Lines, Inc. 2007-1, 6.821%, 02/10/2024	295,589
414,252	U.S. Airways Group, Inc. 2012-1, 5.900%, 04/01/2026	434,965
		1,364,928

	Auto Components - 0.04%
100,000	The Goodyear Tire & Rubber Co. 6.500%, 03/01/2021	102,250

	Banks - 2.30%
1,275,000	Banco Santander Brasil SA 8.000%, 03/18/2016 (Acquired 05/02/2013, Cost $641,896) (a)	528,548
200,000,000	Banco Santander Chile 6.500%, 09/22/2020 (Acquired 11/29/2012, 12/04/2012, and 12/06/2012, Cost $422,981) (a)	389,725
500,000	Barclays Bank Plc 6.000%, 01/14/2021	706,481
	CIT Group, Inc.
100,000	5.375%, 05/15/2020	102,875
100,000	5.000%, 08/15/2022	99,695

1,000,000	Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021 (Acquired 04/05/2011, and 04/11/2011, Cost $1,016,683) (a)	1,030,000
770,000	Intesa Sanpaolo SpA 6.500%, 02/24/2021 (Acquired 03/07/2013, and 03/08/2013, Cost $830,820) (a)	776,679
	Royal Bank of Scotland Group Plc
200,000	6.934%, 04/09/2018	272,979
860,000	6.125%, 12/15/2022	821,225
300,000	Societe Generale SA 9.375%, 09/01/2019 (b)	429,542
645,000	UniCredit SpA 6.950%, 10/31/2022	861,893
		6,019,642

	Building Products - 0.03%
80,000	Builders FirstSource, Inc. 7.625%, 06/01/2021 (Acquired 05/16/2013, Cost $80,000) (a)	77,600

	Business Services - 0.44%
1,120,000	Alfa Bond OJSC Via Alfa Bond Issuance Plc 7.750%, 04/28/2021 (Acquired 04/19/2011, Cost $1,120,000) (a)	1,159,200

	Chemicals - 0.70%
100,000	Ashland, Inc. 4.750%, 08/15/2022 (Acquired 02/21/2013, Cost $99,059) (a)	99,250
	Hercules, Inc.
660,000	6.500%, 06/30/2029	580,800
210,000	8.750%, 07/15/2021 (Acquired 06/28/2013, Cost $210,000) (a)	210,000
	Ineos Group Holdings SA
225,000	6.125%, 08/15/2018 (Acquired 05/02/2013, Cost $225,000) (a)	215,438
67,366	7.875%, 02/15/2016 (Acquired 10/25/2011, Cost $85,165) (a)	88,010
100,000	6.500%, 08/15/2018 Acquired 05/02/2013, Cost $130,659) (a)	124,833
520,000	Orion Engineered Carbons Finance & Co. SCA 9.250%, 08/01/2019 (Acquired 01/29/2013, Cost $514,800) (a)	522,600
		1,840,931

	Commercial Services & Supplies - 0.38%
100,000	Envision Healthcare Corp. 8.125%, 06/01/2019	106,750
100,000	Jaguar Holding Co. I 9.375%, 10/15/2017 (Acquired 10/10/2012, Cost $98,356) (a)	105,000
225,000	ServiceMaster Co. 7.000%, 08/15/2020	214,594
515,000	Steelcase, Inc. 6.375%, 02/15/2021	557,096
		983,440

	Communications - 0.08%
200,000	Univision Communications, Inc. 7.875%, 11/01/2020 (Acquired 04/20/2011, Cost $211,548) (a)	217,500

	Computers & Peripherals - 0.08%
215,000	Hewlett-Packard Co. 4.650%, 12/09/2021	215,392

	Construction & Engineering - 0.12%
	Odebrecht Finance Ltd.
300,000	8.250%, 04/25/2018 (Acquired 04/17/2013, Cost $149,348) (a)	120,963
200,000	4.375%, 04/25/2025 (Acquired 06/28/2013, Cost $179,653) (a)	179,500
		300,463

	Construction Materials - 0.08%
200,000	Cemex S.A.B. de C.V. 9.000%, 01/11/2018 (Acquired 07/06/2011, and 07/13/2012, Cost $191,110) (a)	211,000

	Consumer Finance - 0.13%
200,000	Ally Financial, Inc. 7.500%, 09/15/2020	231,250
100,000	SLM Corp. 8.450%, 06/15/2018	111,500
		342,750

	Distributors - 0.30%
890,000	Glencore Funding LLC 4.125%, 05/30/2023 (Acquired 05/28/2013, Cost $880,441) (a)	795,346

	Diversified Financial Services - 1.24%
223,026	Doric Nimrod Air Finance Alpha Ltd. 5.125%, 11/30/2024 (Acquired 06/28/2012, Cost $223,026) (a)	223,026
	General Electric Capital Corp.
600,000	7.125%, 06/15/2022 (b)	679,144
500,000	6.250%, 12/15/2049 (b)	533,489
100,000	General Motors Financial Co., Inc. 3.250%, 05/15/2018 (Acquired 05/07/2013, Cost $100,000) (a)	97,500
800,000	JPMorgan Chase & Co. 4.250%, 11/02/2018	598,138
100,000	Nuveen Investments, Inc. 9.500%, 10/15/2020 (Acquired 09/12/2012 $100,000) (a)	100,000
675,000	Sasol Financing International PLC 4.500%, 11/14/2022	626,906
392,533	Schahin II Finance Co SPV Ltd. 5.875%, 09/25/2022 (Acquired 03/21/2012, and 04/25/2012, Cost $392,946) (a)	389,589
		3,247,792

	Diversified Telecommunication Services - 0.40%
250,000	Cricket Communications, Inc. 7.750%, 10/15/2020	241,250
100,000	Frontier Communications Corp. 7.625%, 04/15/2024	100,750
710,000	Qwest Corp. 7.200%, 11/10/2026	715,325
		1,057,325

	Electric Utilities - 0.37%
	Energy Future Intermediate Holding Co. LLC
190,780	11.250%, 12/01/2018 (Acquired 05/03/2013, and 06/01/2013, Cost $180,227) (a)	162,163
360,000	10.000%, 12/01/2020 (Acquired 07/31/2012, and 11/08/2012, Cost $385,272) (a)	395,100

	InterGen NV
200,000	9.000%, 06/30/2017 (Acquired 04/04/2011, Cost $208,508) (a)	206,445
200,000	7.000%, 06/30/2023 (Acquired 06/07/2013, Cost $196,463) (a)	195,750
		959,458

	Electrical Equipment, Instruments & Components - 0.10%
265,000	Ingram Micro, Inc. 5.000%, 08/10/2022	265,478

	Energy Equipment & Services - 0.18%
200,000	CGG 7.750%, 05/15/2017	204,000
580,000	Cia de Eletricidade do Estado da Bahia 11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $367,321) (a)	261,232
		465,232

	Food & Staples Retailing - 0.15%
415,000	SUPERVALU, Inc. 6.750%, 06/01/2021 (Acquired 05/16/2013, Cost $415,000) (a)	388,025

	Food Products - 0.49%
	BRF SA
900,000	7.750%, 05/22/2018 (Acquired 05/15/2013, Cost $444,719) (a)	350,909
500,000	5.875%, 06/06/2022 (Acquired 05/31/2012, Cost $495,350) (a)	514,400
200,000	Del Monte Corp. 7.625%, 02/15/2019	206,500
200,000	JBS USA, LLC/JBS USA Finance, Inc. 8.250%, 02/01/2020 (Acquired 01/25/2012, and 05/17/2012, Cost $197,069) (a)	210,500
		1,282,309

	Health Care Equipment & Supplies - 0.02%
60,000	Mallinckrodt International Finance SA 4.750%, 04/15/2023 (Acquired 04/08/2013, Cost $59,810) (a)	57,266

	Health Care Providers & Services - 0.16%
200,000	Community Health Systems, Inc. 8.000%, 11/15/2019	213,750
200,000	HCA, Inc. 7.875%, 02/15/2020	215,875
		429,625

	Hotels, Restaurants & Leisure - 0.23%
250,000	Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/2017	260,937
100,000	ClubCorp Club Operations, Inc. 10.000%, 12/01/2018	108,500
200,000	MGM Resorts International 7.500%, 06/01/2016	219,000
		588,437

	Household Durables - 0.02%
160,000	Desarrolladora Homex SAB de CV 9.750%, 03/25/2020 (Acquired 04/12/2013, 04/15/2013, and 04/17/2013, $94,211) (a)	56,000

	Household Products - 0.10%
250,000	Reynolds Group Issuer LLC 8.250%, 02/15/2021 (b)	248,437

	Independent Power Producers & Energy Traders - 0.26%
	Enel Finance International NV
200,000	6.800%, 09/15/2037 (Acquired 09/01/2011, Cost $186,837) (a)	200,871
500,000	6.000%, 10/07/2039 (Acquired 09/01/2011, 09/09/2011, 09/14/2011, 05/17/2012, and 05/22/2012, Cost $418,049) (a)	463,212
		664,083

	Insurance - 0.67%
700,000	Assicurazioni Generali SpA 7.750%, 12/12/2042 (b)	970,375
800,000	AXA SA 6.379%, 12/01/2049 (Acquired 10/17/2012, 11/01/2012, and 04/11/2013, Cost $768,440) (a)(b)	782,000
		1,752,375

	Internet Software & Services - 0.04%
100,000	Equinix, Inc. 5.375%, 04/01/2023	98,500

	Machinery - 0.08%
200,000	Navistar International Corp. 8.250%, 11/01/2021	197,500

	Media - 0.77%
190,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 01/31/2022	199,025
	Clear Channel Communications, Inc.
870,000	5.500%, 09/15/2014	850,425
200,000	9.000%, 03/01/2021	191,000
	Clear Channel Worldwide Holdings, Inc.
50,000	7.625%, 03/15/2020	52,000
100,000	6.500%, 11/15/2022 (Acquired 11/06/2012, Cost $100,000) (a)	103,500
150,000	DISH DBS Corp. 7.125%, 02/01/2016	163,125
100,000	Nara Cable Funding Ltd. 8.875%, 12/01/2018 (Acquired 01/30/2012, Cost $95,065) (a)	104,500
400,000	Ottawa Holdings Pte Ltd. 5.875%, 05/16/2018 (Acquired 05/09/2013, Cost $400,000) (a)	341,000
		2,004,575

	Metals & Mining - 1.80%
405,000	AngloGold Ashanti Holdings PLC 5.125%, 08/01/2022	358,747
765,000	ArcelorMittal SA 7.250%, 03/01/2041	722,925
250,000	FMG Resources Ltd. 6.875%, 02/01/2018 (Acquired 04/26/2011, Cost $262,890) (a)	247,812
200,000	FQM Akubra, Inc. 8.750%, 06/01/2020 (Acquired 05/15/2012, Cost $197,168) (a)	205,500
400,000	Hecla Mining Co. 6.875%, 05/01/2021 (Acquired 04/22/2013, 04/23/2013, 06/19/2013, and 06/28/2013, Cost $391,619) (a)	373,000

870,000	IAMGOLD Corp. 6.750%, 10/01/2020 (Acquired 01/29/2013, 01/31/2013, 02/05/2013, 02/07/2013, 02/12/2013, 02/21/2013, and 04/11/2013, Cost $841,956) (a)	739,500
910,000	Newcrest Finance Pty Ltd. 4.200%, 10/01/2022 (Acquired 09/24/2012, 06/04/2013, 06/05/2013, and 06/06/2013, Cost $889,193) (a)	786,023
940,000	Samarco Mineracao SA 4.125%, 11/01/2022 (Acquired 10/26/2012, and 06/05/2013, Cost $900,612) (a)	843,650
450,000	Vedanta Resources Plc 7.125%, 05/31/2023 (Acquired 05/22/2013, Cost $450,000) (a)	426,375
		4,703,532

	Multi Utilities - 0.07%
250,000	Texas Competitive Electric Holdings Co. LLC 11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $242,255) (a)	188,125
		188,125

	Office Equipment - 0.04%
100,000	CDW LLC / CDW Finance Corp. 8.500%, 04/01/2019	108,000

	Oil & Gas - 4.58%
200,000	Chaparral Energy, Inc. 8.250%, 09/01/2021	211,500
200,000	Chesapeake Energy Corp. 6.125%, 02/15/2021	211,000
100,000	Clayton Williams Energy, Inc. 7.750%, 04/01/2019	100,000
305,000	Connacher Oil & Gas Ltd. 8.500%, 08/01/2019 (Acquired 05/22/2012, 05/29/2012, 05/30/2012, 06/05/2012, 06/12/2012, 06/25/2012, and 06/26/2012, Cost $287,801) (a)	176,900
800,000	Gazprom Neft OAO Via GPN Capital SA
	4.375%, 09/19/2022 (Acquired 04/11/2013, Cost $807,081) (a)	736,680
375,000	Halcon Resources Corp. 9.750%, 07/15/2020	375,938
250,000	Linn Energy LLC/Linn Energy Finance Corp. 7.750%, 02/01/2021	251,875
800,000	Lukoil International Finance BV 4.563%, 04/24/2023 (Acquired 04/25/2013, Cost $806,907) (a)	746,000
845,000	Newfield Exploration Co. 5.625%, 07/01/2024	823,875
200,000	Offshore Group Investment Ltd. 7.500%, 11/01/2019	209,500
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired 04/17/2013, Cost $118,962) (a)	65,000
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012, 05/22/2012, and 06/29/2012, Cost $770,154) (a)	240,000
100,000	Penn Virginia Corp. 8.500%, 05/01/2020 (Acquired 04/10/2013, Cost $100,000) (a)	97,250
795,000	Petrobras Global Finance BV 4.375%, 05/20/2023	737,237
4,650,000	Petroleos de Venezuela SA 4.900%, 10/28/2014	4,371,000
88,000	Petroleos Mexicanos 7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $646,857) (a)	721,864
250,000	Plains Exploration & Production Co. 6.625%, 05/01/2021	264,937
200,000	Quicksilver Resources, Inc. 9.125%, 08/15/2019	171,000
925,000	Rosneft Oil Co. via Rosneft International Finance Ltd. 4.199%, 03/06/2022 (Acquired 11/29/2012 and 06/05/2013, Cost $901,482) (a)	859,325
200,000	Samson Investment Co. 10.000%, 02/15/2020 (Acquired 02/06/2012, Cost $200,000) (a)	211,750
400,000	SandRidge Energy, Inc. 7.500%, 02/15/2023	382,000
		11,964,631

	Pharmaceuticals - 0.25%
235,000	Valeant Pharmaceuticals International 6.375%, 10/15/2020 (Acquired 04/11/2013, $251,789) (a)	233,531
410,000	VPII Escrow Corp. 7.500%, 07/15/2021 (Acquired 06/27/2013, Cost $410,000) (a)	424,863
		658,394

	Pipelines - 0.23%
400,000	IFM US Colonial Pipeline 2 LLC 6.450%, 05/01/2021 (Acquired 08/24/2012, and 09/06/202, Cost $436,770) (a)	429,303
	Sabine Pass Liquefaction LLC
100,000	5.625%, 02/01/2021 (Acquired 01/29/2013, Cost $100,000) (a)	97,250
100,000	5.625%, 04/15/2023 (Acquired 04/10/2013, Cost $100,000) (a)	94,750
		621,303

	Publishing - 0.07%
200,000	Visant Corp. 10.000%, 10/01/2017	185,500

	Real Estate Investment Trusts (REITs) - 0.09%
	Host Hotels & Resorts LP
150,000	5.250%, 03/15/2022	155,662
75,000	3.750%, 10/15/2023	68,929
		224,591

	Road & Rail - 0.04%
100,000	PBF Holding Co. LLC/PBF Finance Corp. 8.250%, 02/15/2020	105,250
		105,250

	Semiconductor & Semiconductor Equipment - 0.17%
250,000	Abengoa Finance SAU 8.875%, 11/01/2017 (Acquired 04/12/2011, Cost $253,168) (a)	233,750
200,000	Freescale Semiconductor, Inc. 8.050%, 02/01/2020	203,500
		437,250

	Software - 0.10%
	First Data Corp.
150,000	8.250%, 01/15/2021 (Acquired 02/17/2012, and 04/24/2012, Cost $146,617) (a)	153,750
100,000	12.625%, 01/15/2021	106,250
		260,000

	Specialty Retail - 0.06%
150,000	Toys “R” Us Property Co II, LLC 8.500%, 12/01/2017	156,562

	Telecommunication Services - 1.42%
585,000	Alcatel-Lucent USA, Inc. 6.450%, 03/15/2029	446,062
300,000	Colombia Telecomunicaciones SA ESP 5.375%, 09/27/2022 (Acquired 09/20/2012, Cost $300,000) (a)	284,250
200,000	Digicel Group Ltd. 8.250%, 09/30/2020 (Acquired 09/05/2012, Cost $200,000) (a)	208,000
	Intelsat Jackson Holdings SA
250,000	7.500%, 04/01/2021	263,750
905,000	5.500%, 08/01/2023 (Acquired 06/13/2013, Cost $868,934) (a)	855,225
200,000	Lynx II Corp. 6.375%, 04/15/2023 (Acquired 02/07/2013, Cost $200,000) (a)	202,500
100,000	Nokia Siemens Networks Finance BV 7.125%, 04/15/2020 (Acquired 03/22/2013, Cost $129,845) (a)	132,395
	Telecom Italia Capital SA
375,000	6.000%, 09/30/2034	341,927
95,000	7.721%, 06/04/2038	96,881
	Telefonica Emisiones SAU
75,000	7.045%, 06/20/2036	82,717
200,000	5.597%, 03/12/2020	313,961
100,000	UPC Holding B.V. (Acquired 03/21/2013, Cost $128,966) (a) 6.750%, 03/15/2023	126,910
100,000	West Corp. 7.875%, 01/15/2019	104,375
250,000	Wind Acquisition Finance SA 11.750%, 07/15/2017 (Acquired 02/27/2012, Cost $256,875) (a)	261,250
		3,720,203

	Textiles, Apparel & Luxury Goods - 0.67%
150,000	Edcon Holdings (Pty) Ltd. 5.709%, 06/15/2015 (Acquired 08/18/2011, 08/19/2011, and 08/24/2011, Cost $170,373) (a)(b)	172,793
	Edcon (Pty) Ltd.
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,125,950) (a)	1,052,800
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011, 08/19/2011, and 08/24/2011, Cost $362,741) (a)	364,721
100,000	New Look Bondco I Plc 8.750%, 05/14/2018 (Acquired 05/03/2013, $155,659) (a)	147,840
		1,738,154

	Trading Companies & Distributors - 0.04%
100,000	International Lease Finance Corp. 8.250%, 12/15/2020	112,625

	Transportation - 0.15%
	CEVA Group PLC
100,000	11.500%, 04/01/2018 (Acquired 07/13/2012, Cost $95,353) (d)	88,250
100,000	4.000%, 05/01/2018 (Acquired 01/27/2012, Cost $98,963) (a)	98,874
200,000	CHC Helicopter SA 9.250%, 10/15/2020	206,000
		393,124

	Trucking & Leasing - 0.15%
	Aviation Capital Group Corp.
185,000	6.750%, 04/06/2021 (Acquired 03/13/2013, 04/08/2013, 04/11/2013, and 05/28/013, Cost $204,838) (a)	195,129
210,000	4.625%, 01/31/2018 (Acquired 01/14/2013, Cost $210,000) (a)	206,949
		402,078

	Wireless Telecommunication Services - 0.15%
100,000	Crown Castle International Corp. 5.250%, 01/15/2023	96,375
	Intelsat Jackson Holdings SA
	Sprint Communications, Inc.
150,000	9.000%, 11/15/2018 (Acquired 11/4/2011, Cost $150,000) (a)	175,875
100,000	7.000%, 03/01/2020 (Acquired 02/28/2012, Cost $100,000) (a)	108,250
		380,500
	Total Corporate Obligations (Cost $56,051,057)	54,529,634

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 28.57%
978,000	Autonomous Community of Madrid Spain 4.300%, 09/15/2026 (Acquired 01/22/2013, 05/13/2013, and 05/28/2013, Cost $979,833) (a)	1,041,538
	Bank Negara Malaysia Monetary Notes
1,230,000	0.000%, 09/05/2013 (h)	379,044
380,000	0.000%, 09/05/2013 (h)	119,626
10,000	0.000%, 11/12/2013 (h)	3,131
970,000	0.000%, 11/19/2013 (h)	303,502
20,000	0.000%, 12/05/2013 (h)	6,250
30,000	0.000%, 12/10/2013 (h)	9,371
70,000	0.000%, 12/26/2013 (h)	21,836
810,000	0.000%, 01/09/2014 (h)	252,316
2,520,000	0.000%, 01/16/2014 (h)	784,521
520,000	0.000%, 03/06/2014 (h)	161,286
630,000	0.000%, 03/20/2014 (h)	195,180
1,100,000	0.000%, 03/27/2014 (h)	340,630
2,230,000	0.000%, 04/03/2014 (h)	690,203
990,000	0.000%, 04/24/2014 (h)	305,828
1,510,000	0.000%, 05/15/2014 (h)	465,671
20,000	0.000%, 05/20/2014 (h)	6,165
70,000	0.000%, 05/27/2014 (h)	21,567
1,050,000	Brazilian Government International Bond 8.500%, 01/05/2024	435,275
	Canadian Government Bond
754,000	2.250%, 08/01/2014	725,301

1,147,000	1.000%, 11/01/2014	1,088,031
400,000,000	Chile Government International Bond 5.500%, 08/05/2020	799,134
300,000	Eircom Finance Ltd. 9.250%, 05/15/2020 (Acquired 05/09/2013, 05/20/2013, and 06/05/2013, Cost $386,402) (a)	363,158
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (Acquired 05/10/2011, Cost $104,319) (a)	93,000
1,180,000	7.400%, 04/20/2018 (Acquired 04/15/2011, Cost $1,180,000) (a)	1,036,049
	Ghana Government Bond
60,000	14.250%, 07/29/2013	29,592
2,530,000	12.390%, 04/28/2014	1,184,115
860,000	13.000%, 06/02/2014	403,925
10,000	14.000%, 10/13/2014	4,620
1,470,000	14.990%, 02/23/2015	676,497
1,780,000	24.000%, 05/25/2015	936,420
90,000	21.000%, 10/26/2015	45,466
	Hungary Government Bond
318,000,000	5.500%, 02/12/2014	1,416,188
373,600,000	6.750%, 08/22/2014	1,698,422
1,800,000	8.000%, 02/12/2015	8,389
9,000,000	7.750%, 08/24/2015	42,236
8,800,000	5.500%, 02/12/2016	39,483
632,400,000	6.750%, 02/24/2017	2,942,551
59,580,000	6.750%, 11/24/2017	277,546
2,700,000	6.500%, 06/24/2019	12,539
	Hungary Government International Bond
440,000	4.375%, 07/04/2017	569,859
150,000	5.750%, 06/11/2018	202,076
2,650,000	6.375%, 03/29/2021	2,769,250
	Iceland Government International Bond
790,000	4.875%, 06/16/2016 (Acquired 06/09/2011, Cost $785,924) (a)	826,684
200,000	5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $198,140) (a)	212,367
	Ireland Government Bond
1,019,000	4.400%, 06/18/2019	1,392,653
220,000	5.900%, 10/18/2019	322,835
750,000	4.500%, 04/18/2020	1,020,731
2,224,000	5.000%, 10/18/2020	3,106,777
1,563,000	5.400%, 03/13/2025	2,208,435
325,000	Italy Buoni Poliennali Del Tesoro 5.500%, 11/01/2022	454,203
	Korea Monetary Stabilization Bond
329,300,000	1.708%, 09/10/2013	288,315
333,000,000	2.570%, 06/09/2014	291,622
443,460,000	2.740%, 02/02/2015	388,132
1,604,340,000	2.470%, 04/02/2015	1,397,440
	Korea Treasury Bond
9,845,000,000	3.000%, 12/10/2013	8,636,678
93,200,000	3.250%, 06/10/2015	82,293
2,684,400,000	2.750%, 12/10/2015	2,345,891
	Malaysia Government Bond
12,400,000	5.094%, 04/30/2014	3,991,022
210,000	3.434%, 08/15/2014	66,709
2,015,000	3.835%, 08/12/2015	644,816
1,610,000	3.197%, 10/15/2015	508,496
	Mexican Bonos
120,500	8.000%, 12/19/2013	948,445
360,090	6.000%, 06/18/2015	2,869,748
11,460	8.000%, 12/17/2015	95,663
4,550	6.250%, 06/16/2016	36,906
20,000	7.750%, 12/14/2017	170,584
40,000	8.500%, 12/13/2018	353,743
170,400	7.750%, 11/13/2042	1,422,920
	Mexican Udibonos
10,002	4.500%, 12/18/2014	81,966
25,550	5.000%, 06/16/2016	219,209
21,837	3.500%, 12/14/2017	182,120
13,122	4.000%, 06/13/2019	112,648
10,844	2.500%, 12/10/2020	85,367
	Poland Government Bond
5,658,000	3.980%, 01/25/2017 (b)	1,691,764
8,783,000	5.150%, 01/25/2021 (b)	2,552,930
	Portugal Obrigacoes do Tesouro OT
570,000	3.850%, 04/15/2021	637,590
465,000	5.650%, 02/15/2024 (Acquired 05/07/2013, Cost 607,334) (a)	563,867
1,060,000	Republic of Serbia 7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $1,041,588) (a)	1,095,775
	Serbia Treasury Bonds
55,000,000	10.000%, 03/01/2015	623,181
20,200,000	10.000%, 04/27/2015	227,954
18,170,000	10.000%, 11/08/2017	195,779
330,000	Slovenia Government International Bond 5.850%, 05/10/2023 (Acquired 05/02/2013, Cost 326,317) (a)	307,725
	Spain Government Bond
350,000	4.300%, 10/31/2019	463,493
170,000	4.650%, 07/30/2025	215,937
	Sri Lanka Government Bonds
37,900,000	11.000%, 09/01/2015	291,228
132,300,000	8.000%, 06/01/2016	941,208
16,500,000	5.800%, 07/15/2017	105,318
5,580,000	8.500%, 04/01/2018	38,482
140,000	8.500%, 06/01/2018	963
340,000	9.000%, 05/01/2021	2,271
	Ukraine Government International Bond
620,000	9.250%, 07/24/2017 (Acquired 07/17/2012, Cost $620,000) (a)	621,550
2,300,000	7.950%, 02/23/2021 (Acquired 04/05/2011, and 04/11/2011, Cost $2,396,820) (a)	2,127,500

	Uruguay Government International Bond
9,890,243	4.250%, 04/05/2027	558,066
4,552,558	4.375%, 12/15/2028	261,051
29,217,984	4.375%, 12/15/2028	1,675,403
	Uruguay Notas del Tesoro
347,000	9.000%, 01/27/2014	16,946
96,000	9.750%, 06/14/2014	4,689
363,958	7.000%, 12/23/2014	19,450
16,480,000	10.500%, 03/15/2015	817,390
989,755	4.000%, 06/14/2015	50,163
2,455,000	10.250%, 08/22/2015	120,496
72,000	9.500%, 01/27/2016	3,524
3,079,238	2.750%, 06/16/2016	154,068
78,552	4.250%, 01/05/2017	4,150
310,000	11.000%, 03/21/2017	15,515
49,750	2.250%, 08/23/2017	2,471
15,710	3.250%, 01/27/2019	825
5,524,824	4.000%, 06/10/2020	294,838
3,833,338	4.000%, 06/10/2020	216,733
1,146,859	2.500%, 09/27/2022	58,345
654,600	4.000%, 05/25/2025	35,174
	Total Foreign Government Debt Obligations (Cost $76,347,798)	74,686,017

	MORTGAGE BACKED SECURITIES - 18.77%
	Federal Home Loan Mortgage Corp.
2,000,000	Series 3800, 4.000%, 02/15/2031	2,063,535
697,000	Series 4050, 3.500%, 05/15/2032	668,432
890,588	Series 4062, 3.500%, 06/15/2042	823,103
2,889,062	Series 267, 3.000%, 08/15/2042	2,815,263
1,946,915	Series 274, 3.000%, 08/15/2042	1,938,997
2,059,105	Series 4097, 3.500%, 08/15/2042	2,003,277
2,535,424	Series T60853, 3.500%, 09/01/2042	2,525,223
2,424,219	Series T60854, 3.500%, 09/01/2042	2,414,504
4,876,629	Series 280, 3.000%, 09/15/2042	4,747,943
2,480,304	Series 284, 3.000%, 10/15/2042	2,415,699
	Federal National Mortgage Association
2,811,259	Series 1200, 3.000%, 10/01/2032	2,841,194
1,377,880	Series 1201, 3.500%, 10/01/2032	1,419,787
2,864,986	Series 1237, 3.000%, 11/01/2032	2,895,550
2,951,023	Series 1366, 3.000%, 03/01/2033	2,982,592
1,018,967	Series 2005-56, 6.000%, 08/25/2033 (b)	1,061,733
921,198	Series 2011-113, 4.000%, 03/25/2040	926,708
1,643,378	Series 2012-63, 2.000%, 08/25/2040	1,631,552
2,000,000	Series 2011-131, 4.500%, 12/25/2041	2,201,761
1,136,028	Series 4787, 3.500%, 09/01/2042	1,142,343
5,579,691	Series 1209, 3.500%, 10/01/2042	5,610,816
1,950,041	Series 2012-125, 3.000%, 11/25/2042	1,993,256
600,243	Series 2013-6, 1.500%, 02/25/2043	560,352
	Government National Mortgage Association
2,224,073	Series 2010-62, 5.558%, 05/20/2040 (b)(e)	321,965
2,326,254	Series 2011-72, 5.188%, 05/20/2041 (b)(e)	307,308
700,000	Series 2012-40, 4.000%, 01/20/2042	742,278
	Total Mortgage Backed Securities (Cost $51,238,234)	49,055,171

Number of Shares
	PREFERRED STOCKS - 0.46%

	Consumer Finance - 0.32%

887	Ally Financial, Inc. (Acquired 05/03/2012, 05/29/2012, 05/30/2012, 05/31/2012, 06/04/2012, 06/11/2012, 06/20/2012, 02/22/2013, 02/27/2013, 02/28/2013, 03/01/2013, 06/01/2013, 06/06/2013, and 06/11/2013, Cost $817,893) (a)	843,121

	Metals & Mining - 0.14%
20,914	Cliffs Natural Resources, Inc.	371,015
	Total Preferred Stocks (Cost $1,209,437)	1,214,136

Principal Amount
	SHORT TERM INVESTMENTS - 7.71%

	Foreign Treasury Bill - 1.73%
	Hungary Treasury Bills
$1,320,000	3.830%, 01/08/2014	5,721
22,400,000	0.210%, 07/17/2013	98,664
25,100,000	0.160%, 07/24/2013	110,470
	Mexico Cetes
19,100	4.045%, 10/31/2013	14,547
65,210	4.052%, 01/09/2014	49,282
12,800	4.274%, 04/03/2014	9,582
72,300	4.142%, 04/30/2014	53,959
11,400,000	Serbia Treasury Bill
	9.229%, 12/12/2013	123,080
	Uruguay Treasury Bill
3,250,000	1.825%, 07/02/2013	159,080
6,809,000	0.038%, 07/05/2013	333,033
5,051,000	0.228%, 07/16/2013	246,395

8,171,000	0.028%, 08/09/2013	396,447
1,550,000	0.079%, 08/15/2013	75,015
310,000	0.070%, 08/21/2013	14,980
4,271,000	0.023%, 09/09/2013	205,467
4,570,000	0.050%, 09/11/2013	219,594
2,110,000	0.049%, 09/13/2013	101,271
4,780,000	0.039%, 10/02/2013	228,499
380,000	0.033%, 10/18/2013	18,074
5,650,000	0.032%, 10/23/2013	268,674
17,020,000	0.013%, 04/11/2014	774,206
2,870,000	0.007%, 12/18/2014	125,466
350,000	0.006%, 02/05/2015	14,452
20,685,000	0.006%, 03/26/2015	859,269
300,000	0.005%, 05/14/2015	12,361
		4,517,588

Number of Shares
	Money Market Funds - 5.58%
14,579,362	Federated Prime Obligations Fund	14,579,362

Principal Amount
	U.S. Treasury Bill - 0.40%
$1,050,000	United States Treasury Bill
	0.07%, 09/19/2013 (f)	1,049,930

	Total Short Term Investments (Cost $20,370,064)	20,146,880

	Total Investments (Cost $262,555,138) - 98.50%	257,474,214
	Other Assets in Excess of Liabilities - 1.50%	3,913,924
	TOTAL NET ASSETS - 100.00%	$261,388,138

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased. If a security is listed twice, the second holding denotes an issue that is traded on a foreign exchange.

ADR	American Depositary Receipt
(a)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $41,826,527, which represents 16.00% of total net assets.
(b)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2013.
(c)	Non-income producing.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $88,250, which represents 0.03% of total net assets.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield-to-maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2013. The securities are liquid and the value of these securities total $1,726,642, which represents 0.66% of total net assets.
(f)	Partially assigned as collateral for certain futures contracts.
(g)	Restricted security as defined as a private placement. This security is treated as a liquid security according to the Fund’s liquidity guidelines. The value of this security is $136,350, which represents 0.05% of total net assets.
(h)	Zero coupon bond.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$262,555,138
Gross unrealized appreciation	6,389,465
Gross unrealized depreciation	(11,470,389)
Net unrealized depreciation	($5,080,924)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
11/5/2013	Australian Dollar	1,379,430	U.S. Dollars	1,395,983	$(146,174)
12/11/2013	Australian Dollar	1,701,040	U.S. Dollars	1,610,102	(72,642)
7/24/2013	Brazilian Real	1,750,000	U.S. Dollars	786,517	(7,000)
4/14/2014	Chilean Peso	672,012,500	U.S. Dollars	1,377,075	(100,516)
4/15/2014	Chilean Peso	1,884,575,000	U.S. Dollars	3,848,428	(268,835)
7/3/2013	Chilean Peso	410,000,000	U.S. Dollars	812,364	(6,072)
11/5/2013	Euro	351,926	Norwegian Krone	2,650,000	24,126
9/10/2013	Ghanaian Cedi	120,000	U.S. Dollars	57,499	(553)
4/3/2014	Hungarian Forint	35,900,000	U.S. Dollars	146,872	7,700
7/12/2013	Indian Rupee	117,200,000	U.S. Dollars	2,115,856	(148,731)
7/16/2013	Indian Rupee	117,575,000	U.S. Dollars	2,124,497	(152,532)
9/17/2013	Malaysian Ringgit	1,024,011	U.S. Dollars	326,461	(4,086)
9/18/2013	Malaysian Ringgit	799,497	U.S. Dollars	254,479	(2,800)
9/26/2013	Malaysian Ringgit	741,000	U.S. Dollars	236,895	(3,744)
10/3/2013	Malaysian Ringgit	5,330,000	U.S. Dollars	1,707,567	(31,083)
12/4/2013	Malaysian Ringgit	2,827,440	U.S. Dollars	913,728	(27,044)
1/2/2014	Malaysian Ringgit	4,710,000	U.S. Dollars	1,473,579	1,475
3/11/2014	Malaysian Ringgit	2,414,589	U.S. Dollars	761,989	(8,081)
3/12/2014	Malaysian Ringgit	612,600	U.S. Dollars	193,438	(2,175)
3/26/2014	Malaysian Ringgit	514,000	U.S. Dollars	161,911	(1,531)

8/6/2013	Mexican Peso	1,597,390	U.S. Dollars	115,456	7,380
8/8/2013	Mexican Peso	1,605,500	U.S. Dollars	118,877	4,559
10/3/2013	Mexican Peso	22,740,000	U.S. Dollars	1,707,207	32,515
10/11/2013	Mexican Peso	18,798,000	U.S. Dollars	1,414,075	23,078
12/5/2013	Mexican Peso	15,200,710	U.S. Dollars	1,134,153	22,520
1/2/2014	Mexican Peso	9,598,100	U.S. Dollars	726,853	1,778
3/10/2014	Mexican Peso	11,784,520	U.S. Dollars	897,048	(7,436)
5/15/2014	Mexican Peso	7,364,734	U.S. Dollars	590,000	(37,071)
5/16/2014	Mexican Peso	2,378,648	U.S. Dollars	190,000	(11,431)
11/5/2013	Norwegian Krone	11,570,000	Euro	1,544,726	(116,021)
8/6/2013	Polish Zloty	963,300	Euro	224,792	(3,468)
8/8/2013	Polish Zloty	497,150	Euro	117,939	(4,319)
8/9/2013	Polish Zloty	350,574	Euro	82,996	(2,830)
2/24/2014	Polish Zloty	2,950,000	Euro	688,770	(22,702)
3/10/2014	Polish Zloty	4,450,638	Euro	1,040,598	(37,326)
4/10/2014	Polish Zloty	4,746,256	Euro	1,120,060	(56,061)
4/15/2014	Polish Zloty	4,578,308	Euro	1,084,213	(59,445)
3/28/2014	Serbian Dinar	31,310,564	Euro	259,086	1,739
7/31/2013	Singapore Dollar	1,428,700	U.S. Dollars	1,145,251	(17,996)
8/1/2013	Singapore Dollar	1,145,260	U.S. Dollars	920,627	(17,008)
8/6/2013	Singapore Dollar	917,603	U.S. Dollars	736,912	(12,912)
8/13/2013	Singapore Dollar	917,160	U.S. Dollars	740,720	(17,063)
9/18/2013	Singapore Dollar	1,411,379	U.S. Dollars	1,128,201	(14,506)
10/11/2013	Singapore Dollar	2,419,882	U.S. Dollars	1,971,873	(62,287)
12/11/2013	Singapore Dollar	2,188,625	U.S. Dollars	1,763,442	(36,148)
3/11/2014	Singapore Dollar	1,387,980	U.S. Dollars	1,115,139	(19,642)
6/5/2014	Singapore Dollar	405,248	U.S. Dollars	322,367	(2,497)
8/27/2013	South Korean Won	1,900,000,000	U.S. Dollars	1,655,918	2,747
9/26/2013	South Korean Won	608,000,000	U.S. Dollars	535,306	(5,065)
10/11/2013	South Korean Won	1,286,797,500	U.S. Dollars	1,121,588	(16)
3/12/2014	South Korean Won	636,720,000	U.S. Dollars	574,501	(21,987)
4/15/2014	South Korean Won	636,801,620	U.S. Dollars	556,937	(4,723)
6/27/2014	South Korean Won	606,000,000	U.S. Dollars	518,702	5,907
10/3/2013	Swedish Krona	7,620,000	Euro	887,150	(21,470)
3/10/2014	Swedish Krona	1,010,000	Euro	119,913	(6,535)
4/10/2014	Swedish Krona	8,075,858	Euro	954,537	(47,769)
4/15/2014	Swedish Krona	43,466,148	Euro	5,167,836	(297,541)
11/5/2013	U.S. Dollars	1,401,915	Austrailian Dollar	1,379,430	152,105
7/24/2013	U.S. Dollars	1,589,275	Brazilian Real	3,600,000	(14,302)
7/24/2013	U.S. Dollars	425,221	British Pound	275,000	7,035
5/9/2014	U.S. Dollars	154,630	British Pound	100,000	2,805
9/4/2013	U.S. Dollars	334,563	British Pound	220,000	108
7/3/2013	U.S. Dollars	822,963	Chilean Peso	410,000,000	16,671
7/5/2013	U.S. Dollars	506,220	Euro	390,000	(1,434)
7/8/2013	U.S. Dollars	457,800	Euro	350,000	2,207
7/9/2013	U.S. Dollars	1,015,702	Euro	780,000	377
7/11/2013	U.S. Dollars	1,375,039	Euro	1,038,000	23,864
7/12/2013	U.S. Dollars	688,451	Euro	521,000	10,258
7/15/2013	U.S. Dollars	1,093,678	Euro	822,000	23,655
7/16/2013	U.S. Dollars	794,025	Euro	648,000	(49,501)
7/18/2013	U.S. Dollars	503,368	Euro	409,000	(29,047)
7/19/2013	U.S. Dollars	154,375	Euro	125,000	(8,344)
7/22/2013	U.S. Dollars	271,143	Euro	220,000	(15,247)
7/23/2013	U.S. Dollars	220,270	Euro	178,745	(12,416)
7/25/2013	U.S. Dollars	459,935	Euro	351,000	3,008
7/26/2013	U.S. Dollars	917,083	Euro	705,000	(681)
7/30/2013	U.S. Dollars	855,323	Euro	691,917	(45,426)
7/31/2013	U.S. Dollars	2,072,501	Euro	1,630,000	(49,472)
8/1/2013	U.S. Dollars	3,049,429	Euro	2,478,287	(176,881)
8/2/2013	U.S. Dollars	506,076	Euro	409,000	(26,375)
8/5/2013	U.S. Dollars	1,439,236	Euro	1,123,318	(23,164)
8/6/2013	U.S. Dollars	683,197	Euro	559,081	(44,651)
8/9/2013	U.S. Dollars	99,760	Euro	80,000	(4,391)
8/15/2013	U.S. Dollars	112,773	Euro	88,500	(2,447)
8/16/2013	U.S. Dollars	351,278	Euro	283,000	(17,169)
8/19/2013	U.S. Dollars	393,415	Euro	319,000	(21,908)
8/20/2013	U.S. Dollars	1,012,006	Euro	816,000	(50,393)
8/23/2013	U.S. Dollars	290,617	Euro	232,085	(11,553)
9/4/2013	U.S. Dollars	126,768	Euro	100,331	(3,868)
9/11/2013	U.S. Dollars	557,879	Euro	434,350	(7,684)
9/24/2013	U.S. Dollars	248,084	Euro	191,000	(629)
9/26/2013	U.S. Dollars	115,300	Euro	89,000	(593)
10/31/2013	U.S. Dollars	99,134	Euro	76,597	(629)
11/8/2013	U.S. Dollars	171,118	Euro	133,000	(2,113)
11/14/2013	U.S. Dollars	131,320	Euro	100,000	1,067
11/15/2013	U.S. Dollars	112,911	Euro	88,500	(2,364)
11/20/2013	U.S. Dollars	224,070	Euro	175,000	(3,881)
12/6/2013	U.S. Dollars	1,084,621	Euro	826,000	8,597
1/7/2014	U.S. Dollars	637,792	Euro	485,308	5,461
3/3/2014	U.S. Dollars	86,663	Euro	65,866	810
3/7/2014	U.S. Dollars	316,357	Euro	241,782	1,198
3/10/2014	U.S. Dollars	507,210	Euro	389,341	(301)
3/17/2014	U.S. Dollars	159,900	Euro	122,880	(283)
3/18/2014	U.S. Dollars	105,924	Euro	81,594	(441)
3/20/2014	U.S. Dollars	259,255	Euro	200,000	(1,465)
3/21/2014	U.S. Dollars	94,285	Euro	72,605	(364)
4/15/2014	U.S. Dollars	1,065,474	Euro	810,000	9,363
5/9/2014	U.S. Dollars	131,275	Euro	100,000	869
5/20/2014	U.S. Dollars	3,083,885	Euro	2,380,000	(20,015)
6/9/2014	U.S. Dollars	570,334	Euro	434,350	3,793
6/13/2014	U.S. Dollars	622,715	Euro	469,000	10,961
7/16/2013	U.S. Dollars	1,753,044	Japanese Yen	167,300,000	66,104
10/22/2013	U.S. Dollars	200,218	Japanese Yen	19,600,000	2,460
2/12/2014	U.S. Dollars	383,202	Japanese Yen	35,633,000	23,196
2/13/2014	U.S. Dollars	383,218	Japanese Yen	35,430,000	25,258
2/18/2014	U.S. Dollars	127,765	Japanese Yen	11,830,000	8,234
2/19/2014	U.S. Dollars	255,466	Japanese Yen	23,630,000	16,705
2/25/2014	U.S. Dollars	63,841	Japanese Yen	5,910,000	4,120

2/27/2014	U.S. Dollars	170,697	Japanese Yen	15,746,000	11,579
3/7/2014	U.S. Dollars	324,294	Japanese Yen	32,151,400	(646)
3/19/2014	U.S. Dollars	375,691	Japanese Yen	35,670,000	15,128
3/24/2014	U.S. Dollars	379,267	Japanese Yen	35,843,000	16,929
4/10/2014	U.S. Dollars	5,024,008	Japanese Yen	493,608,750	32,860
4/15/2014	U.S. Dollars	7,128,144	Japanese Yen	706,185,270	(13,002)
4/21/2014	U.S. Dollars	493,899	Japanese Yen	48,070,000	7,759
4/22/2014	U.S. Dollars	210,132	Japanese Yen	20,570,000	2,101
6/3/2014	U.S. Dollars	800,000	Japanese Yen	80,680,000	(16,443)
6/4/2014	U.S. Dollars	340,000	Japanese Yen	34,284,478	(6,948)
6/9/2014	U.S. Dollars	907,128	Japanese Yen	90,000,000	(3,709)
6/10/2014	U.S. Dollars	1,275,567	Japanese Yen	124,200,000	18,594
6/11/2014	U.S. Dollars	621,287	Japanese Yen	59,670,000	17,384
6/17/2014	U.S. Dollars	195,798	Japanese Yen	18,500,000	8,549
9/18/2013	U.S. Dollars	259,324	Malaysian Ringgit	799,497	7,645
9/26/2013	U.S. Dollars	118,017	Malaysian Ringgit	364,000	3,487
10/3/2013	U.S. Dollars	1,129,315	Malaysian Ringgit	3,484,500	33,309
10/3/2013	U.S. Dollars	1,834,611	Mexican Peso	22,740,000	94,889
12/5/2013	U.S. Dollars	1,219,471	Mexican Peso	15,200,710	62,799
8/1/2013	U.S. Dollars	925,986	Singapore Dollar	1,145,260	22,367
8/27/2013	U.S. Dollars	1,687,689	South Korean Won	1,900,000,000	29,024
10/11/2013	U.S. Dollars	665,012	South Korean Won	750,000,000	11,312
					$(1,675,526)

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation
Euro Stoxx Futures	(18)	(608,700)	Sep-13	$12,144
Nikkei 225 Futures	3	413,793	Sep-13	24,788
S&P 500 Index Mini Futures	(41)	(3,278,565)	Sep-13	42,249
U.S. Treasury 10-Year Note Futures	(42)	(5,315,625)	Sep-13	121,986
				$201,167

Credit Default Swaps on Corporate, Indices, Sovereign, and U.S. Municipal Issues -- Buy Protection(1)

Reference Obligation	Implied Credit Spread at June 30, 2013(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
ARAMARK Corp.	2.63%	5.000%	3/20/2018	Deutsche Bank	$225,000	($23,455)	($20,695)	($2,760)
ARAMARK Corp.	2.63%	5.000%	3/20/2018	Deutsche Bank	425,000	(44,303)	(40,667)	(3,636)
ARAMARK Corp.	2.63%	5.000%	3/20/2018	Deutsche Bank	250,000	(26,061)	(23,350)	(2,711)
Bank of Scotland	0.68%	1.000%	6/20/2017	Merrill Lynch	600,000	(9,634)	23,657	(33,291)
Boston Scientific Corp.	0.64%	1.000%	9/20/2017	Credit Suisse / Deutsche Bank	725,000	(10,967)	9,236	(20,203)
CDX.NA.HY.20 Index	4.29%	5.000%	6/20/2018	Citigroup / Credit Suisse / Deutsche Bank / Merrill Lynch	5,775,000	(174,806)	(315,725)	140,919
CDX.NA.IG.19 Index	0.76%	1.000%	12/20/2017	Citigroup / Credit Suisse / Deutsche Bank / Merrill Lynch	550,000	(5,618)	(4,833)	(785)
CDX.NA.IG.20 Index	0.87%	1.000%	6/20/2018	Credit Suisse / Merrill Lynch	1,425,000	(8,754)	(14,736)	5,982
Dell, Inc.	3.49%	1.000%	3/20/2018	Merrill Lynch	325,000	34,989	31,775	3,214
Dell, Inc.	3.49%	1.000%	3/20/2018	Merrill Lynch	525,000	56,520	52,291	4,229
Dell, Inc.	3.49%	5.000%	3/20/2018	Deutsche Bank	850,000	91,509	110,789	(19,280)
Freescale Semiconductor, Inc.	5.17%	5.000%	3/20/2018	Credit Suisse	525,000	3,799	24,831	(21,032)
Freescale Semiconductor, Inc.	5.17%	5.000%	3/20/2018	Credit Suisse	375,000	2,714	18,218	(15,504)
General Mills, Inc.	0.40%	1.000%	6/20/2018	Credit Suisse	800,000	(23,509)	(20,536)	(2,973)
iTraxx Europe Crossover Series 18 Index	4.12%	5.000%	12/20/2017	Merrill Lynch	400,000	(17,555)	(14,901)	(2,654)
iTraxx Europe Sub Financials Series 18 Index	2.35%	5.000%	12/20/2017	Credit Suisse / Merrill Lynch	860,000	(124,179)	(135,928)	11,749
iTraxx Europe Sub Financials Series 19 Index	2.54%	5.000%	6/20/2018	Merrill Lynch	800,000	(116,973)	(115,731)	(1,242)
MeadWestvaco Corp.	0.94%	1.000%	9/20/2017	Merrill Lynch	300,000	(752)	3,232	(3,984)
Textron, Inc.	0.28%	1.000%	3/20/2017	Merrill Lynch	250,000	(6,700)	(5,721)	(979)
Textron, Inc.	0.28%	1.000%	3/20/2017	Morgan Stanley	400,000	(10,720)	(8,715)	(2,005)
Textron, Inc.	0.30%	1.000%	6/20/2017	Merrill Lynch	300,000	(8,285)	(7,047)	(1,238)
						($422,740)	($454,556)	$31,816

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Sell Protection(2)

Reference Obligation	Implied Credit Spread at June 30, 2013(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Boyd Gaming Corp.	6.11%	5.000%	3/20/2018	Credit Suisse	450,000	($19,057)	($55,694)	$36,637
Boyd Gaming Corp.	6.11%	5.000%	3/20/2018	Credit Suisse	325,000	(13,763)	(39,891)	26,128
J.C. Penney Company, Inc.	5.14%	5.000%	6/20/2015	Citigroup	425,000	(113)	(14,801)	14,688
TXU Energy	16.73%	5.000%	6/20/2015	Credit Suisse	450,000	(71,181)	(41,911)	(29,270)
TXU Energy	15.76%	5.000%	6/20/2018	Credit Suisse	450,000	(93,143)	(46,132)	(47,011)
						($197,257)	($198,429)	$1,172

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuidePathSM Strategic Asset Allocation Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.62%

	Affiliated Mutual Funds - 53.33%
700,670	Altegris® Macro Strategy Fund - Institutional Shares (a)	$6,067,803
1,338,260	GuideMarkSM Global Real Return Fund - Institutional Shares	11,616,097
1,442,934	GuideMarkSM Large Cap Growth Fund - Institutional Shares	16,781,317
1,944,377	GuideMarkSM Large Cap Value Fund - Institutional Shares	19,385,437
1,086,199	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	12,882,320
1,422,907	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	19,778,403
5,759,778	GuideMarkSM World ex-US Fund - Institutional Shares	45,041,466
		131,552,843

	Exchange Traded Funds - 44.29%
93,845	iShares Core MSCI Emerging Markets ETF (b)	4,322,501
213,916	iShares MSCI Canada Index Fund	5,604,599
121,060	iShares MSCI Switzerland Index Fund (b)	3,468,369
221,071	SPDR S&P 500 ETF Trust	35,373,571
48,615	SPDR S&P 600 Small Cap Growth (b)	7,093,415
62,222	SPDR S&P China ETF	3,988,430
1,007,941	Vanguard FTSE All-World ex-US Index Fund (b)	44,571,151
26,225	Vanguard Global ex-US Real Estate ETF (b)	1,399,890
50,199	Vanguard REIT ETF (b)	3,449,675
		109,271,601
	Total Investment Companies (Cost $214,747,074)	240,824,444

	SHORT TERM INVESTMENTS - 1.94%

	Money Market Funds - 1.94%
4,794,014	Federated Prime Obligations Fund	4,794,014
	Total Short Term Investments (Cost $4,794,014)	4,794,014

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.65%

	Money Market Funds - 5.65%
13,935,332	First American Government Obligations Fund	13,935,332

	Total Investments Purchased as Securities Lending Collateral (Cost $13,935,332)	13,935,332

	Total Investments (Cost $233,476,420) - 105.21%	259,553,790
	Liabilities in Excess of Other Assets - (5.21)%	(12,864,020)
	TOTAL NET ASSETS - 100.00%	$246,689,770

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$233,476,420
Gross unrealized appreciation	27,807,737
Gross unrealized depreciation	(1,730,367)
Net unrealized appreciation	$26,077,370

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

GuidePathSM Tactical Constrained Asset Allocation Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.85%

	Affiliated Mutual Funds - 63.18%
2,966,266	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$28,298,179
1,407,423	GuideMarkSM Large Cap Growth Fund - Institutional Shares	16,368,332
1,646,512	GuideMarkSM Large Cap Value Fund - Institutional Shares	16,415,728
2,040,179	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	24,196,522
1,380,879	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	13,518,807
675,567	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	9,390,380
4,720,279	GuideMarkSM World ex-US Fund - Institutional Shares	36,912,583
		145,100,531

	Exchange Traded Funds - 31.44%
22,430	Consumer Staples Select Sector SPDR Fund	889,798
35,422	Healthcare Select Sector SPDR Fund	1,686,441
10,133	iShares 10+ Year Credit Bond ETF (a)(b)	567,651
167,483	iShares Core MSCI Emerging Markets ETF (a)	7,714,267
16,376	iShares JPMorgan USD Emerging Markets Bond Fund (a)(b)	1,793,663
109,397	iShares MSCI Canada Index Fund (a)	2,866,201
22,606	iShares MSCI Chile Investable Market Index Fund (a)	1,215,977
45,769	iShares S&P India Nifty 50 Index Fund (a)	1,021,106
21,587	PowerShares Asia Pacific ex-Japan ETF	1,087,337
26,217	PowerShares DB Gold Fund ETF (a)(b)	1,092,725
12,368	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	566,454
57,411	SPDR Barclays High Yield Bond ETF (a)(b)	2,267,160
62,990	SPDR Barclays Short Term Corporate Bond ETF (a)(b)	1,927,494
18,835	SPDR Barclays Short Term High Yield Bond ETF (a)(b)	568,440
13,705	SPDR DB International Government Inflation-Protected Bond ETF (b)	788,997
203,121	SPDR S&P 500 ETF Trust	32,501,391
43,195	SPDR S&P Dividend ETF (a)	2,863,829
12,747	SPDR S&P International Dividend ETF	556,407
69,182	SPDR S&P International Health Care Sector ETF (a)	2,741,683
10,500	Vanguard FTSE Pacific ETF (a)	586,215
22,265	Vanguard Global ex-US Real Estate ETF (a)	1,188,506
68,990	Vanguard REIT ETF (a)	4,740,993
12,513	Vanguard Telecom Services ETF	987,401
		72,220,136

	Mutual Funds - 3.23%
253,226	AQR Diversified Arbitrage Fund - Institutional Shares	2,831,066
153,216	DoubleLine Total Return Bond Fund - Institutional Shares	1,689,975
295,405	PIMCO Emerging Local Bond Fund - Institutional Shares	2,889,063
		7,410,104
	Total Investment Companies (Cost $203,499,706)	224,730,771

	SHORT TERM INVESTMENTS - 2.00%

	Money Market Funds - 2.00%
4,584,379	Federated Prime Obligations Fund	4,584,379
	Total Short Term Investments (Cost $4,584,379)	4,584,379

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 7.75%

	Money Market Funds - 7.75%
17,808,040	First American Government Obligations Fund	17,808,040

	Total Investments Purchased as Securities Lending Collateral (Cost $17,808,040)	17,808,040

	Total Investments (Cost $225,892,125) - 107.60%	247,123,190
	Liabilities in Excess of Other Assets - (7.60)%	(17,456,028)
	TOTAL NET ASSETS - 100.00%	$229,667,162

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$225,892,125
Gross unrealized appreciation	24,228,748
Gross unrealized depreciation	(2,997,683)
Net unrealized appreciation	$21,231,065

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Tactical Unconstrained Asset Allocation Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 72.22%

	Affiliated Mutual Funds - 30.22%
1,029,140	GuideMarkSM Large Cap Growth Fund - Institutional Shares	$11,968,894
2,262,089	GuideMarkSM Large Cap Value Fund - Institutional Shares	22,553,030
2,158,253	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	25,596,878
1,478,143	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	14,471,015
1,036,223	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	14,403,495
1,124,086	GuideMarkSM World ex-US Fund - Institutional Shares	8,790,349
		97,783,661

	Exchange Traded Funds - 9.67%
11,104	iShares Barclays CMBS Bond (a)(b)	568,414
24,276	iShares Core MSCI Emerging Markets ETF (a)	1,118,153
253,117	iShares MSCI ACWI ex US Index Fund (a)	10,301,862
6,946	PowerShares DB Gold Fund ETF (b)	289,509
91,121	SPDR Barclays Capital Short Term International Treasury Bond ETF (a)(b)	3,172,833
61,085	SPDR Barclays High Yield Bond ETF (a)(b)	2,412,247
52,612	SPDR S&P Emerging Asia Pacific ETF (a)	3,781,224
142,774	Vanguard High Dividend Yield ETF (a)	8,058,165
19,446	Vanguard Total Bond Market Index Fund (b)	1,572,792
		31,275,199

	Mutual Funds - 32.33%
1,617,393	Eaton Vance Floating-Rate Fund - Institutional Shares	14,750,620
1,215,503	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	11,936,238
446,868	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	4,316,743
137,835	Eaton Vance Government Obligations Fund - Institutional Shares	968,977
449,848	Eaton Vance Income Fund of Boston - Institutional Shares	2,654,105
130,178	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	1,149,472
34,230	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares	337,164
78,456	Eaton Vance Worldwide Health Sciences Fund - Institutional Shares	809,661
414,269	Pioneer Strategic Income Fund - Class Y	4,548,671
1,194,970	Stadion Managed Portfolio Trust - Institutional Shares (b)	12,284,292
958,428	Virtus Allocator Premium AlphaSector Fund - Institutional Shares	10,542,711
158,469	Virtus Global Premium AlphaSector Fund - Institutional Shares	1,779,611
2,600,945	Virtus Premium AlphaSector Fund - Institutional Shares	38,546,011
		104,624,276
	Total Investment Companies (Cost $208,003,187)	233,683,136

	SHORT TERM INVESTMENTS - 27.61%

	Money Market Funds - 27.61%
89,329,644	Federated Prime Obligations Fund	89,329,644
	Total Short Term Investments (Cost $89,329,644)	89,329,644

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.42%

	Money Market Funds - 2.42%
7,841,706	First American Government Obligations Fund	7,841,706

	Total Investments Purchased as Securities Lending Collateral (Cost $7,841,706)	7,841,706

	Total Investments (Cost $305,174,537) - 102.25%	330,854,486
	Liabilities in Excess of Other Assets - (2.25)%	(7,294,237)
	TOTAL NET ASSETS - 100.00%	$323,560,249

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$305,174,537
Gross unrealized appreciation	26,513,306
Gross unrealized depreciation	(833,357)
Net unrealized appreciation	$25,679,949

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Absolute Return Asset Allocation Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.98%

	Affiliated Mutual Funds - 18.13%
5,378,183	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$51,307,869
323,001	GuideMarkSM Large Cap Value Fund - Institutional Shares	3,220,320
3,668,463	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	35,914,253
		90,442,442

	Exchange Traded Funds - 37.08%
43,698	iShares Barclays Agency Bond Fund (a)(b)	4,837,369
373,513	iShares Barclays Credit Bond Fund (b)	40,133,972
270,359	iShares Barclays MBS Bond Fund (a)(b)	28,449,877
52,807	iShares Core MSCI Emerging Markets ETF (a)	2,432,290
270,348	iShares Floating Rate Note Fund (a)(b)	13,679,609
139,310	iShares JPMorgan USD Emerging Markets Bond Fund (a)(b)	15,258,624
136,930	iShares MSCI ACWI Index Fund (a)	6,846,500
80,469	PowerShares DB Agriculture Fund (a)(b)	2,004,483
34,544	PowerShares DB Base Metals Fund (a)(b)	558,231
13,555	PowerShares DB Energy Fund (a)(b)	368,696
4,477	PowerShares DB Precious Metals Fund (a)(b)	180,736
138,835	PowerShares International Corporate Bond Portfolio (a)	3,844,341
443,412	PowerShares Senior Loan Portfolio (a)	10,974,447
101,672	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	4,656,577
29,791	SPDR Barclays Capital Convertible Securities ETF (a)(b)	1,271,480
459,935	SPDR Barclays Short Term Corporate Bond ETF (b)	14,074,011
105,424	SPDR DB International Government Inflation-Protected Bond ETF (b)	6,069,260
19,684	SPDR S&P 500 ETF Trust	3,149,637
159,617	Vanguard FTSE All-World ex-US Index Fund	7,058,264
21,371	Vanguard Mid Cap Value (a)	1,467,546
76,155	Vanguard Short-Term Bond Index Fund (b)	6,097,731
4,389	Vanguard Small Cap Value (a)	367,623
107,752	Vanguard Total Bond Market Index Fund (b)	8,714,982
50,852	WisdomTree Asia Local Debt (a)(b)	2,482,595
		184,978,881

	Mutual Funds - 42.77%
817,286	Aberdeen Equity Long Short Fund - Institutional Shares	9,880,993
1,107,600	DoubleLine Core Fixed Income Fund - Institutional Shares	12,094,991
897,615	DoubleLine Emerging Markets Fixed Income Bond Fund	9,335,192
1,227,374	DoubleLine Low Duration Bond Fund - Institutional Shares	12,433,301
409,018	DoubleLine Multi-Asset Growth Fund - Institutional Shares	4,032,919
3,001,680	DoubleLine Total Return Bond Fund - Institutional Shares	33,108,526
758,383	DWS Disciplined Market Neutral Fund - Institutional Shares	7,462,493
407,775	Eaton Vance Floating-Rate Fund - Institutional Shares	3,718,912
508,741	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	4,995,832
1,093,365	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	10,561,901
1,356,412	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	11,977,122
64,929	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares	639,555
191,457	Gateway Fund - Class Y	5,339,725
510,272	Highbridge Statistical Market Neutral Fund - Select Shares (b)	7,419,359
1,120,913	JPMorgan Floating Rate Income Fund	11,175,499
1,276,202	JPMorgan Income Builder Fund - Select Shares	12,557,823
66,097	JPMorgan Long/Short Fund - Select Shares (b)	1,075,396
577,397	JPMorgan Strategic Income Opportunities Fund - Select Shares	6,842,149

68,553	JPMorgan Strategic Preservation Fund - Select Shares	997,444
4,349,235	Pioneer Strategic Income Fund - Class Y	47,754,602
		213,403,734
	Total Investment Companies (Cost $493,667,863)	488,825,057

	SHORT TERM INVESTMENTS - 2.06%

	Money Market Funds - 2.06%
10,291,583	Federated Prime Obligations Fund	10,291,583
	Total Short Term Investments (Cost $10,291,583)	10,291,583

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.73%

	Money Market Funds - 10.73%
53,541,345	First American Government Obligations Fund	53,541,345

	Total Investments Purchased as Securities Lending Collateral (Cost $53,541,345)	53,541,345

	Total Investments (Cost $557,500,791) - 110.77%	552,657,985
	Liabilities in Excess of Other Assets - (10.77)%	(53,717,721)
	TOTAL NET ASSETS - 100.00%	$498,940,264

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$557,500,791
Gross unrealized appreciation	4,950,489
Gross unrealized depreciation	(9,793,295)
Net unrealized depreciation	($4,842,806)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Multi-Asset Income Asset Allocation Fund

Schedule of Investments

June 30, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.35%

	Affiliated Mutual Funds - 6.95%
326,163	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$3,111,598
44,809	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	438,675
314,182	GuideMarkSM World ex-US Fund - Institutional Shares	2,456,900
		6,007,173

	Exchange Traded Funds - 58.36%
21,751	iShares Barclays 20+ Year Treasury Bond Fund (a)(b)	2,402,180
12,920	iShares Barclays 7-10 Year Treasury Bond Fund (a)(b)	1,324,300
1,024	iShares Barclays Agency Bond Fund (a)(b)	113,357
7,033	iShares Barclays US Treasury Inflation Protected Securities Fund (b)	787,766
62,750	iShares iBoxx $ High Yield Corporate Bond Fund (a)(b)	5,701,465
241	iShares iBoxx Investment Grade Corporate Bond Fund (b)	27,390
49,689	iShares JPMorgan USD Emerging Markets Bond Fund (a)(b)	5,442,436
186,260	iShares S&P Global Infrastructure Index Fund (a)	6,554,489
32,660	iShares S&P US Preferred Stock Index Fund (a)(b)	1,282,885
5,345	SPDR Barclays Capital International Treasury Bond ETF (a)(b)	300,817
49,693	SPDR Barclays High Yield Bond ETF (a)(b)	1,962,377
222,769	SPDR S&P International Dividend ETF (a)	9,723,867
15,330	Vanguard Global ex-US Real Estate ETF (a)	818,315
16,142	Vanguard REIT ETF (a)	1,109,278
12,795	WisdomTree Australia Dividend Fund (a)	692,721
16,713	WisdomTree Emerging Markets Equity Income Fund (a)	806,068
177,329	WisdomTree Equity Income Fund (a)	9,167,909
16,760	WisdomTree Europe SmallCap Dividend Fund	710,289
26,356	WisdomTree SmallCap Dividend Fund (a)	1,537,873
		50,465,782

	Mutual Funds - 32.04%
383,664	Forward EM Corporate Debt Fund - Institutional Shares	3,591,096
443,670	Forward International Dividend Fund - Institutional Shares	3,416,255
282,597	Forward Select Income Fund - Institutional Shares	7,064,935
473,490	Henderson Global Equity Income Fund - Institutional Shares	3,555,910
90,937	JPMorgan Global Equity Income Fund - Select Shares	1,384,968
536,378	JPMorgan High Yield Fund - Select Shares	4,307,116
445,294	JPMorgan Income Builder Fund - Select Shares	4,381,695
		27,701,975
	Total Investment Companies (Cost $85,211,991)	84,174,930

	SHORT TERM INVESTMENTS - 2.54%

	Money Market Funds - 2.54%
2,198,957	Federated Prime Obligations Fund	2,198,957
	Total Short Term Investments (Cost $2,198,957)	2,198,957

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 35.55%

	Money Market Funds - 35.55%
30,743,675	First American Government Obligations Fund	30,743,675

	Total Investments Purchased as Securities Lending Collateral (Cost $30,743,675)	30,743,675

	Total Investments (Cost $118,154,623) - 135.44%	117,117,562
	Liabilities in Excess of Other Assets - (35.44)%	(30,648,409)
	TOTAL NET ASSETS - 100.00%	$86,469,153

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$118,154,623
Gross unrealized appreciation	1,196,650
Gross unrealized depreciation	(2,233,711)
Net unrealized depreciation	($1,037,061)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Fixed Income Allocation Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.04%

	Affiliated Mutual Funds - 33.71%
5,395,968	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$51,477,537
2,443,200	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	23,918,929
		75,396,466

	Exchange Traded Funds - 57.94%
8,714	iShares 10+ Year Credit Bond ETF (a)	488,158
123,925	iShares Barclays 1-3 Year Treasury Bond Fund (a)(b)	10,444,399
15,185	iShares Barclays 20+ Year Treasury Bond Fund (a)(b)	1,677,031
95,412	iShares Barclays 7-10 Year Treasury Bond Fund (a)(b)	9,779,730
25,513	iShares Barclays Agency Bond Fund (a)	2,824,289
135,598	iShares Barclays Credit Bond Fund (a)(b)	14,570,006
29,614	iShares JPMorgan USD Emerging Markets Bond Fund (a)(b)	3,243,621
235,534	PowerShares Senior Loan Portfolio	5,829,467
10,568	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	484,014
168,509	SPDR Barclays High Yield Bond ETF (a)(b)	6,654,420
136,856	SPDR Barclays Short Term Corporate Bond ETF (a)	4,187,794
16,195	SPDR Barclays Short Term High Yield Bond ETF (a)(b)	488,765
116,103	SPDR Barclays TIPS ETF (a)(b)	6,451,844
52,527	SPDR DB International Government Inflation-Protected Bond ETF (a)	3,023,979
230,458	Vanguard Mortgage-Backed Securities ETF (a)(b)	11,762,576
572,495	Vanguard Total Bond Market Index Fund (a)	46,303,397
15,187	WisdomTree Asia Local Debt (a)(b)	741,429
13,869	WisdomTree Emerging Markets Local Debt Fund (b)	666,267
		129,621,186

	Mutual Funds - 6.39%
410,850	DoubleLine Total Return Bond Fund - Institutional Shares	4,531,681
206,590	Loomis Sayles Bond Fund - Institutional Shares	3,078,192
132,164	PIMCO Emerging Local Bond Fund - Institutional Shares	1,292,567
476,667	PIMCO Unconstrained Bond Fund - Institutional Shares	5,381,575
		14,284,015
	Total Investment Companies (Cost $228,371,582)	219,301,667

	SHORT TERM INVESTMENTS - 1.91%

	Money Market Funds - 1.91%
4,277,837	Federated Prime Obligations Fund	4,277,837
	Total Short Term Investments (Cost $4,277,837)	4,277,837

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 17.45%

	Money Market Funds - 17.45%
39,037,885	First American Government Obligations Fund	39,037,885

	Total Investments Purchased as Securities Lending Collateral (Cost $39,037,885)	39,037,885

	Total Investments (Cost $271,687,304) - 117.40%	262,617,389
	Liabilities in Excess of Other Assets - (17.40)%	(38,927,496)
	TOTAL NET ASSETS - 100.00%	$223,689,893

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$271,687,304
Gross unrealized appreciation	19,058
Gross unrealized depreciation	(9,088,973)
Net unrealized depreciation	($9,069,915)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Altegris® Diversified Alternatives Allocation Fund

Schedule of Investments

June 30, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.05%

	Affiliated Mutual Funds - 98.05%
6,668,612	Altegris® Equity Long Short Fund - Institutional Shares	$70,820,655
1,135,757	Altegris® Fixed Income Long Short I (a)	11,232,633
1,440,379	Altegris® Futures Evolution Strategy Fund - Institutional Shares	13,741,216
3,682,881	Altegris® Macro Strategy Fund - Institutional Shares (a)	31,893,750
1,501,324	Altegris® Managed Futures Strategy Fund - Institutional Shares (a)	13,571,973
2,091,869	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	20,479,400
		161,739,627
	Total Investment Companies (Cost $163,558,794)	161,739,627

	SHORT TERM INVESTMENTS - 1.90%

	Money Market Funds - 1.90%
3,132,502	Federated Prime Obligations Fund	3,132,502

	Total Short Term Investments (Cost $3,132,502)	3,132,502

	Total Investments (Cost $166,691,296) - 99.95%	164,872,129
	Other Assets in Excess of Liabilities - 0.05%	88,033
	TOTAL NET ASSETS - 100.00%	$164,960,162

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$166,691,296
Gross unrealized appreciation	3,571,920
Gross unrealized depreciation	(5,391,087)
Net unrealized depreciation	($1,819,167)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013 :

GuideMarkSM Global Real Return Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$74,983,104	$—	$—	$74,983,104
Investments Purchased as Securities Lending Collateral	27,936,960	—	—	27,936,960
Total Investments in Securities	$102,920,064	$—	$—	$102,920,064

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

GuideMarkSM Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$4,669,201	$—	$—	$4,669,201
Convertible Preferred Stock	1,503,933	268,617	—	1,772,550
Preferred Stock	371,015	843,121	—	1,214,136
Total Equity	6,544,149	1,111,738	—	7,655,887
Fixed Income
Asset Backed Securities	—	1,179,921	—	1,179,921
Bank Loans	—	10,846,621	—	10,846,621
Collateralized Mortgage Obligations	—	35,407,022	—	35,407,022
Convertible Obligations	—	3,967,061	—	3,967,061
Corporate Obligations	—	54,529,634	—	54,529,634
Foreign Government Obligations	—	74,686,017	—	74,686,017
Mortgage Backed Securities	—	49,055,171	—	49,055,171
Total Fixed Income	—	229,671,447	—	229,671,447
Short Term Investments	14,579,362	5,567,518	—	20,146,880
Total Investments in Securities	$21,123,511	$236,350,703	$—	$257,474,214

Other Financial Instruments*
Forward Currency Contracts	$—	$(1,675,526)	$—	$(1,675,526)
Futures	79,181	121,986	—	201,167
Swaps	—	32,988	—	32,988
Total	$79,181	$(1,520,552)	$—	$(1,441,371)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures and swaps. Forward currency contracts, futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

GuidePathSM Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$240,824,444	$—	$—	$240,824,444
Short Term Investments	4,794,014	—	—	4,794,014
Investments Purchased as Securities Lending Collateral	13,935,332	—	—	13,935,332
Total Investments in Securities	$259,553,790	$—	$—	$259,553,790

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$224,730,771	$—	$—	$224,730,771
Short Term Investments	4,584,379	—	—	4,584,379
Investments Purchased as Securities Lending Collateral	17,808,040	—	—	17,808,040
Total Investments in Securities	$247,123,190	$—	$—	$247,123,190

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$233,683,136	$—	$—	$233,683,136
Short Term Investments	89,329,644	—	—	89,329,644
Investments Purchased as Securities Lending Collateral	7,841,706	—	—	7,841,706
Total Investments in Securities	$330,854,486	$—	$—	$330,854,486

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

GuidePathSM Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$488,825,057	$—	$—	$488,825,057
Short Term Investments	10,291,583	—	—	10,291,583
Investments Purchased as Securities Lending Collateral	53,541,345	—	—	53,541,345
Total Investments in Securities	$552,657,985	$—	$—	$552,657,985

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

GuidePathSM Multi-Asset Income Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$84,174,930	$—	$—	$84,174,930
Short Term Investments	2,198,957	—	—	2,198,957
Investments Purchased as Securities Lending Collateral	30,743,675	—	—	30,743,675
Total Investments in Securities	$117,117,562	$—	$—	$117,117,562

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

GuidePathSM Fixed Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$219,301,667	$—	$—	$219,301,667
Short Term Investments	4,277,837	—	—	4,277,837
Investments Purchased as Securities Lending Collateral	39,037,885	—	—	39,037,885
Total Investments in Securities	$262,617,389	$—	$—	$262,617,389

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

GuidePathSM Altegris® Diversified Alternatives Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$161,739,627	$—	$—	$161,739,627
Short Term Investments	3,132,502	—	—	3,132,502
Total Investments in Securities	$164,872,129	$—	$—	$164,872,129

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

Derivative Instruments and Hedging Activities

GuideMarkSM Opportunistic Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns, consisting of interest income, capital appreciation and currency gains, through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund entered into option contracts to gain investment exposures in accordance with its objective.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2013

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$243,546	Depreciation on Swap Agreements	$210,558
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	961,528	Depreciation of forward currency contracts	2,637,054
Equity Contracts - Futures*	Variation margin on futures contracts	79,181	Variation margin on futures contracts	—
Interest Rate Contracts - Futures*	Variation margin on futures contracts	121,986	Variation margin on futures contracts	—
Total		$1,406,241		$2,847,612

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly market value of purchased and written options during the period ended June 30, 2013 were as follows:

Long Positions		Short Positions
Purchased Options	$12,469	Written Options	$0

The average monthly notional amount of futures, forwards, and swaps during the period ended June 30, 2013 were as follows:

Long Positions		Short Positions		Cross Positions
Futures	$419,304	Futures	$11,223,310	Futures	—
Forwards	$74,398,946	Forwards	$54,927,356	Forwards	$21,821,939
Swaps	$18,172,500	Swaps	—	Swaps	—

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	8/21/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	8/21/13

By (Signature and Title)	/s/ Starr Frohlich
Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	8/21/13